Property and Equipment and Investment Properties - Summary of Investment Property (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about investment property [line items]
Carrying amount		₩ 2,514,944		₩ 2,533,539
Reconciliation of changes in investment property [abstract]
Beginning		2,533,539		2,827,988
Changes in investment property [abstract]
Acquisition		118,961		53,196
Transfers	[1]	24,212		99,077
Disposal		(175,705)		(545,347)
Depreciation		(28,933)		(38,717)
Business combination				149,113
Others		42,870		(11,771)
Ending		2,514,944	$ 2,121,420	2,533,539
Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		2,667,561		2,661,245
Reconciliation of changes in investment property [abstract]
Beginning		2,661,245
Changes in investment property [abstract]
Ending		2,667,561		2,661,245
Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(147,307)		(122,833)
Reconciliation of changes in investment property [abstract]
Beginning		(122,833)
Changes in investment property [abstract]
Ending		(147,307)		(122,833)
Accumulated impairment [member]
Disclosure of detailed information about investment property [line items]
Carrying amount		(5,310)		(4,873)
Reconciliation of changes in investment property [abstract]
Beginning		(4,873)
Changes in investment property [abstract]
Ending		(5,310)		(4,873)
Land
Disclosure of detailed information about investment property [line items]
Carrying amount		1,577,353		1,568,098
Reconciliation of changes in investment property [abstract]
Beginning		1,568,098		1,537,240
Changes in investment property [abstract]
Acquisition		28,568		34,529
Transfers	[1]	22,410		61,383
Disposal		(63,546)		(167,015)
Depreciation		0		0
Business combination				106,944
Others		21,823		(4,983)
Ending		1,577,353		1,568,098
Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,577,800		1,568,508
Reconciliation of changes in investment property [abstract]
Beginning		1,568,508
Changes in investment property [abstract]
Ending		1,577,800		1,568,508
Land | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		0		0
Reconciliation of changes in investment property [abstract]
Beginning		0
Changes in investment property [abstract]
Ending		0		0
Land | Accumulated impairment [member]
Disclosure of detailed information about investment property [line items]
Carrying amount		(447)		(410)
Reconciliation of changes in investment property [abstract]
Beginning		(410)
Changes in investment property [abstract]
Ending		(447)		(410)
Buildings
Disclosure of detailed information about investment property [line items]
Carrying amount		937,591		965,441
Reconciliation of changes in investment property [abstract]
Beginning		965,441		1,290,748
Changes in investment property [abstract]
Acquisition		90,393		18,667
Transfers	[1]	1,802		37,694
Disposal		(112,159)		(378,332)
Depreciation		(28,933)		(38,717)
Business combination				42,169
Others		21,047		(6,788)
Ending		937,591		965,441
Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,089,761		1,092,737
Reconciliation of changes in investment property [abstract]
Beginning		1,092,737
Changes in investment property [abstract]
Ending		1,089,761		1,092,737
Buildings | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(147,307)		(122,833)
Reconciliation of changes in investment property [abstract]
Beginning		(122,833)
Changes in investment property [abstract]
Ending		(147,307)		(122,833)
Buildings | Accumulated impairment [member]
Disclosure of detailed information about investment property [line items]
Carrying amount		(4,863)		(4,463)
Reconciliation of changes in investment property [abstract]
Beginning		(4,463)
Changes in investment property [abstract]
Ending		₩ (4,863)		₩ (4,463)

[1]	Includes transfers with property and equipment and assets held for sale.